Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Capital Lease/Notes Payable/Convertible Notes Payable [Abstract]
NOTES PAYABLE

NOTE 8 – NOTES PAYABLE

On December 20, 2017, the Company entered into a Merchant Cash Advance Factoring Agreement (“MCA”) with Power Up Lending Group, Ltd. (the “PULG”) pursuant to which the Company received an advance of $75,000 before closing fees (the “December MCA”). The Company is required to repay the advance, which acts like an ordinary note payable, at the rate of $4,048 per week until the balance of $102,000 has been repaid in June 2018. At inception, the Company recognized a note payable in the amount of $102,000 and a discount against the note payable of $28,500. The discount was being amortized over the life of the instrument. During the six months ended June 30, 2018, the Company made installment payments of $89,048. The December MCA was repaid on June 1, 2018. During the six months ended June 30, 2018, the Company recognized amortization of the discount in the amount of $26,881, including $2,267 recognized to amortize the remaining discount at retirement.

On June 1, 2018, the Company entered into a new MCA with PULG pursuant to which the Company received an advance of $75,000 before closing fees (the “December MCA”). The Company is required to repay the advance at the rate of $4,048 per week until the balance of $102,000 has been repaid in November 2018. At inception, the Company recognized a note payable in the amount of $102,000 and a discount against the note payable of $28,500. The discount is being amortized over the life of the instrument. During the three and six months ended June 30, 2018, the Company recognized amortization of the discount in the amount of $4,560. As of June 30, 2018, the net carrying value of the instrument was $61,869.

NOTE 8 – NOTES PAYABLE

On July 11, 2017, the Company entered into a Merchant Cash Advance Factoring Agreement (“MCA”) with Power Up Lending Group, Ltd. (the “PULG”) pursuant to which the Company received an advance of $26,000 before closing fees (the “July MCA”). The Company was required to repay the July MCA, which acted like an ordinary note payable, at the rate of $1,372 per week until the balance of $34,580 was repaid. At inception, the Company recognized a note payable in the amount of $34,580 and a discount against the note payable of $9,550. The discount was being amortized over the life of the instrument. The July MCA was repaid in full on December 20, 2017. During the year ended December 31, 2017, the Company recognized amortization of the discount in the amount of $9,550, including $1,096 recognized to amortize the remaining discount at retirement.

On August 9, 2017, the Company entered into a second MCA with PULG pursuant to which the Company received an advance of $51,000 before closing fees (the “August MCA”). The Company was required to repay the advance, which acted like an ordinary note payable, at the rate of $2,752 per week until the balance of $69,360 was repaid. At inception, the Company recognized a note payable in the amount of $69,360 and a discount against the note payable of $19,380. The discount was being amortized over the life of the instrument. The August MCA was repaid in full on December 20, 2017. During the year ended December 31, 2017, the Company recognized amortization of the discount in the amount of $19,380, including $5,161 recognized to amortize the remaining discount at retirement.

On December 20, 2017, the Company entered into a third MCA with PULG pursuant to which the Company received an advance of $75,000 before closing fees (the “December MCA”). The Company is required to repay the advance, which acts like an ordinary note payable, at the rate of $4,048 per week until the balance of $102,000 has been repaid in June 2018. At inception, the Company recognized a note payable in the amount of $102,000 and a discount against the note payable of $28,500. The discount is being amortized over the life of the instrument. During the year ended December 31, 2017, the Company recognized amortization of the discount in the amount of $1,619. As of December 31, 2017, the net carrying value of the instrument was $70,186.